COMMITMENTS CONTINGENCIES (Tables)	6 Months Ended
Jun. 30, 2025
Schedule Of operating lease agreements
	June 30, 2025	December 31, 2024
Not later than one year	$724	$180
Later than one year and not later than five years	1,599	1,052
Later than five years	3,115	3,312
	$5,438	$4,544